Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Schedule of Net Deferred Tax Assets and Liabilities has been Recognized

	2025	2024

Deferred tax assets	1,894	2,439

Deferred tax liabilities	13	64

On December 31	1,882	2,375

Deferred tax assets comprise temporary differences on	2025	2024

Financial assets	458	1,067

Insurance and investment contracts	(344)	(1,124)

Deferred expenses and other intangible assets	459	580

Defined benefit plans	203	237

Tax losses and credits carried forward	1,113	1,448

Other	6	231

On December 31	1,894	2,439

Deferred tax liabilities comprise temporary differences on	2025	2024

Financial assets	(9)	1

Insurance and investment contracts	(1)	56

Deferred expenses and other intangible assets	-	4

Other	22	3

On December 31	13	64

Summary of Deferred Tax
The following table provides a movement schedule of net deferred tax broken-down by the items for which a deferred tax asset or liability has been recognized.

	Financial assets	Insurance and investment contracts	Deferred expenses and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

On January 1, 2025	1,066	(1,180)	576	237	1,448	228	2,375

Acquisitions / Additions	-	-	(1)	-	-	-	(1)

Charged to income statement	(141)	574	(50)	(9)	(189)	(207)	(22)

Charged to OCI	(358)	152	-	2	2	-	(201)

Net exchange differences	(108)	110	(67)	(28)	(148)	(30)	(270)

Transfer to/from other headings	8	-	-	-	-	(8)	-

On December 31, 2025	467	(344)	459	203	1,113	(17)	1,882

On January 1, 2024	808	(661)	537	214	1,112	284	2,293

Acquisitions / Additions	-	-	(10)	-	-	-	(10)

Charged to income statement	(76)	(109)	12	12	259	(83)	15

Charged to OCI	278	(354)	-	(3)	(4)	8	(75)

Net exchange differences	63	(63)	36	15	81	19	151

Disposal of a business	(7)	7	-	-	-	-	1

On December 31, 2024	1,066	(1,180)	576	237	1,448	228	2,375

Schedule of Loss Carryforward period and Deferred Corporate Income Tax Assets Not Recognized
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

		< 5 years	> 5 – 10 years	> 10 – 15 years	Indefinitely	On December 31

Gross amounts 1	2025	18	1	-	1,153	1,172

	2024	41	1	-	976	1,018

Unrecognized deferred tax assets	2025	11	-	70	307	388
	2024	15	1	79	269	364

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules.

Summary of Deferred Corporate Income Tax Asset

	Gross amounts		Deferred tax assets

	2025	2024	2025	2024

Deferred tax asset recoverable through retention of investments until recovery or maturity	3,823	6,013	803	1,263

Deferred tax asset dependent on future taxable profits	822	141	173	30

On December 31	4,645	6,154	976	1,293
Deferred taxes are
non-current
by nature, and the majority of the deferred tax assets and liabilities will therefore reverse after more than one year after the balance sheet date.